Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income (loss) before income tax expense	(2,681,445)	(1,547,959)	(818,628)

Current tax expense	3,519	4,507	11,065
Deferred tax expense (benefits)	3,451	(5,428)	(8,360)
Total income tax expense (benefits)	6,970	(921)	2,705

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense for each of the years ended December 31, 2020, 2021 and 2022 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2020	2021	2022
PRC statutory income tax rate	25%	25%	25%
Permanent differences	-17%	-9%	-12%
Tax effect of different tax rate of different jurisdictions	0%	0%	0%
Tax effect of Super Deduction and others	0%	1%	1%
Changes in valuation allowance	-8%	-17%	-14%
Effective tax rates	0%	0%	0%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Net operating loss carry forwards	470,227	578,992
Inventory valuation allowance	27,048	26,187
Accrued expenses and others	19,225	29,150
Total deferred tax assets	516,500	634,329
Less: valuation allowance	(514,500)	(632,378)
Deferred tax assets, net	2,000	1,951

The Group's deferred tax liability was as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Related to acquired intangible assets	124,450	113,441

Movement of Valuation Allowance	Movement of valuation allowance

	Year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	237,965	514,500
Additions	276,535	117,878
Balance at end of the year	514,500	632,378